Pension and Other Post-retirement Benefit Plans (Table 10) (Details) $ in Millions	Sep. 30, 2015 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2016	$ 49.1
2017	50.5
2018	51.5
2019	53.2
2020	54.3
2021-2025	284.1
Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
2016	17.2
2017	17.6
2018	17.2
2019	17.4
2020	17.4
2021-2025	$ 86.9